Business segment information	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Business segment information	Business segment information
    The Company determines and presents operating segments based on the information that is internally provided to the chief operating decision maker, the (‘CODM’) in accordance with ASC 280 'Segment Reporting'. The Company determined that the CODM was comprised of the Chief Executive Officer and the Chief Financial Officer.

    The Company determines and presents operating segments based on the information that is provided to the CODM. The Company operates as one single business segment, which is the provision of outsourced development services on a global basis to the pharmaceutical, biotechnology and medical devices industries. There have been no changes to the basis of segmentation or the measurement basis for the segment results in the period.

    The Company is a clinical research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies. The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution. The Company has expanded predominately through internal growth together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

    The Company is generally awarded projects based upon responses to requests for proposals received from companies in the pharmaceutical, biotechnology and medical device industries or work orders executed under our strategic partnership arrangements. Contracts with customers are generally entered into centrally, in most cases with ICON Clinical Research Limited (“ICON Ireland”), the Company’s principal operating subsidiary in Ireland. Revenues, which consist primarily of fees earned under these contracts, are allocated to individual entities within the Group, based on where the work is performed in accordance with the Company’s global transfer pricing model.

    ICON Ireland acts as the group entrepreneur under the Company’s global transfer pricing model given its role in the development and management of the Group, its ownership of key intellectual property and customer relationships, its key role in the mitigation of risks faced by the Group and its responsibility for maintaining the Company’s global network. ICON Ireland enters into the majority of the Company’s customer contracts.

    ICON Ireland remunerates other operating entities in the ICON Group on the basis of a guaranteed cost plus mark-up for the services they perform in each of their local territories. The cost plus mark-up for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities that are involved in the conduct of services for customers, earn an appropriate arms-length return having regard to the assets owned, risks borne, and functions performed by each entity from these intercompany transactions. The cost plus mark up policy is reviewed annually to ensure that it is market appropriate.

    The geographic split of revenue disclosed for each region outside Ireland is the cost plus revenue attributable to these entities. The residual revenues of the Group, once each ICON entity has been paid its respective intercompany service fee, generally fall to be retained by ICON Ireland. As such, revenues and income from operations in Ireland are a function of this global transfer pricing model and comprise revenues of the Group after deducting the cost plus revenues attributable to the activities performed outside Ireland.

    The Company's areas of operation outside of Ireland include the United States, United Kingdom, Belgium, Bulgaria, France, Germany, Italy, Spain, Poland, Portugal, Czech Republic, Hungary, Israel, Latvia, Romania, Russia, Serbia, Sweden, The Netherlands, Turkey, Ukraine, Canada, Argentina, Brazil, Chile, Colombia, Mexico, Peru, India, China (including Hong Kong), Japan, Singapore, South Korea, The Philippines, Taiwan, Thailand, Australia, New Zealand and South Africa.
    The geographical distribution of the Company’s segment measures as at September 30, 2020 and December 31, 2019 and for the three and nine months ended September 30, 2020 and September 30, 2019 is as follows:

a) The distribution of revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	(in thousands)		(in thousands)
Ireland *	$250,230	$320,459	$844,945	$929,419
Rest of Europe	100,635	98,080	292,453	282,717
U.S.	285,550	223,900	700,483	664,752
Rest of World	65,314	68,002	199,178	203,542

Total	$701,729	$710,441	$2,037,059	$2,080,430

* All sales shown for Ireland are export sales.

b) The distribution of income from operations including restructuring by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	(in thousands)		(in thousands)
Ireland	$81,800	$82,529	$194,390	$231,202
Rest of Europe	4,713	10,234	22,529	21,747
U.S.	14,399	11,975	37,667	45,382
Rest of World	7,489	5,306	17,055	19,749

Total	$108,401	$110,044	$271,641	$318,080

c) The distribution of income from operations excluding restructuring by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	(in thousands)		(in thousands)
Ireland	$81,800	$82,529	$212,479	$231,202
Rest of Europe	4,713	10,234	22,529	21,747
U.S.	14,399	11,975	37,667	45,382
Rest of World	7,489	5,306	17,055	19,749

Total	$108,401	$110,044	$289,730	$318,080
d) The distribution of long-lived assets (including right-of-use assets), net, by geographical area was as follows:

	September 30, 2020	December 31, 2019
	(in thousands)
Ireland	$108,861	$110,522
Rest of Europe	33,825	41,970
U.S.	62,502	72,578
Rest of World	40,540	44,994

Total	$245,728	$270,064

        e) The distribution of depreciation, amortization and reduction in carrying value of the right-of-use assets by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	(in thousands)		(in thousands)
Ireland	$8,556	$6,990	$24,748	$21,906
Rest of Europe	4,016	3,560	11,503	10,612
U.S.	7,406	6,563	22,246	23,743
Rest of World	3,853	5,865	11,851	12,448

Total	$23,831	$22,978	$70,348	$68,709

f) The distribution of total assets by geographical area was as follows:

	September 30, 2020	December 31, 2019
	(in thousands)
Ireland	$1,492,836	$1,323,181
Rest of Europe	645,165	660,797
U.S.	759,692	755,271
Rest of World	167,605	168,263

Total	$3,065,298	$2,907,512